Capital and reserves - Summary of reserves and other equity interest (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	$ 78,318	$ 85,493	$ 82,990
Profit (loss) for the year	[1]	1,295	1,229	15,880
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		1,920	(364)	754
Cash flow hedges and costs of hedging (including reclassifications)		183	(410)	378
Share of items relating to equity-accounted entities, net of tax		(4)	(12)	(192)
Other			(1)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset		(166)	367	(1,504)
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		(6)	(40)	38
Costs of hedges that will subsequently be transferred to the balance sheet		5	(1)	15
Total comprehensive income	[1]	3,227	768	15,369
Dividends	[1],[2]	(5,611)	(5,393)	(5,234)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(6)	(10)	(1)
Repurchase of ordinary share capital	[1]	(4,012)	(7,302)	(8,167)
Share-based payments, net of tax	[1]	1,112	1,083	669
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1		1
Issue of perpetual hybrid bonds	[1]	500	4,330	175
Redemption of perpetual hybrid bonds, net of tax	[1]	(1,200)	(1,291)
Payments on issue of perpetual hybrid bonds	[1]	(802)	(610)	(591)
Transactions involving non-controlling interests, net of tax	[1]	2,473	1,250	282
Equity outstanding, end of period	[1]	74,000	78,318	85,493
Share Capital And Capital Reserve [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	48,229	48,013	47,873
Profit (loss) for the year		0	0	0
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capital		0	0
Share-based payments, net of tax	[1]	35	216	140
Equity outstanding, end of period	[1]	48,264	48,229	48,013
Issued capital [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		4,186	4,496	4,795
Profit (loss) for the year		0	0	0
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capital		(44)	(310)	(316)
Share-based payments, net of tax			0	17
Equity outstanding, end of period		4,142	4,186	4,496
Share premium [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		14,031	13,815	13,692
Profit (loss) for the year		0	0	0
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capital			0
Share-based payments, net of tax		35	216	123
Equity outstanding, end of period		14,066	14,031	13,815
Capital redemption reserve [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		2,806	2,496	2,180
Profit (loss) for the year		0	0	0
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capital		44	310	316
Share-based payments, net of tax			0
Equity outstanding, end of period		2,850	2,806	2,496
Merger reserve [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		27,206	27,206	27,206
Profit (loss) for the year		0	0	0
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capital			0
Share-based payments, net of tax			0
Equity outstanding, end of period		27,206	27,206	27,206
Treasury shares [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(9,030)	(11,323)	(12,153)
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capital	[1]	(3,558)
Share-based payments, net of tax	[1]	3,917	2,293	830
Equity outstanding, end of period	[1]	(8,671)	(9,030)	(11,323)
Reserve of exchange differences on translation [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(2,196)	(1,920)	(2,643)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		1,804	(276)	728
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	1,804	(276)	728
Payments on issue of perpetual hybrid bonds	[1]	(9)	0	(5)
Equity outstanding, end of period	[1]	(401)	(2,196)	(1,920)
Reserve of exchange differences on translation [member] | customers & productsa | Petrol Ofisi [Member]
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)			942
Other investments
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(3)	38	0
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		1	(1)
Items that will not be reclassified to profit or loss
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		(6)	(40)	38
Total comprehensive income		(5)	(41)	38
Equity outstanding, end of period		(8)	(3)	38
Reserve of cash flow hedges [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(98)	319	(183)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		122	(406)	488
Items that will not be reclassified to profit or loss
Costs of hedges that will subsequently be transferred to the balance sheet		5	(1)	15
Total comprehensive income		127	(407)	503
Cash flow hedges transferred to the balance sheet, net of tax		(6)	(10)	(1)
Equity outstanding, end of period		23	(98)	319
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(187)	(183)	(73)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		61	(4)	(110)
Items that will not be reclassified to profit or loss
Total comprehensive income		61	(4)	(110)
Equity outstanding, end of period		(126)	(187)	(183)
Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(288)	174	(256)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		1	(1)
Cash flow hedges and costs of hedging (including reclassifications)		183	(410)	378
Items that will not be reclassified to profit or loss
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		(6)	(40)	38
Costs of hedges that will subsequently be transferred to the balance sheet		5	(1)	15
Total comprehensive income	[1]	183	(452)	431
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(6)	(10)	(1)
Equity outstanding, end of period	[1]	(111)	(288)	174
Retained earnings [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	22,531	35,339	34,732
Profit (loss) for the year	[1]	55	381	15,239
Items that may be reclassified subsequently to profit or loss
Share of items relating to equity-accounted entities, net of tax		(4)	(12)	(192)
Other			(1)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset		(166)	367	(1,504)
Total comprehensive income	[1]	(115)	735	13,543
Dividends	[1],[2]	(5,087)	(5,018)	(4,831)
Repurchase of ordinary share capital	[1]	(454)	(7,302)	(8,167)
Share-based payments, net of tax	[1]	(2,840)	(1,426)	(301)
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1		1
Issue of perpetual hybrid bonds	[1]	0	(22)	(1)
Redemption of perpetual hybrid bonds, net of tax	[1]	0	9
Transactions involving non-controlling interests, net of tax	[1]	(65)	216	363
Equity outstanding, end of period	[1]	13,971	22,531	35,339
Equity attributable to owners of parent [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	59,246	70,283	67,553
Profit (loss) for the year	[1]	55	381	15,239
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		1,805	(277)	728
Cash flow hedges and costs of hedging (including reclassifications)		183	(410)	378
Share of items relating to equity-accounted entities, net of tax		(4)	(12)	(192)
Other			(1)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset		(166)	367	(1,504)
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		(6)	(40)	38
Costs of hedges that will subsequently be transferred to the balance sheet		5	(1)	15
Total comprehensive income	[1]	1,872	7	14,702
Dividends	[1],[2]	(5,087)	(5,018)	(4,831)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(6)	(10)	(1)
Repurchase of ordinary share capital	[1]	(4,012)	(7,302)	(8,167)
Share-based payments, net of tax	[1]	1,112	1,083	669
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1		1
Issue of perpetual hybrid bonds	[1]	0	(22)	(1)
Redemption of perpetual hybrid bonds, net of tax	[1]	0	9
Payments on issue of perpetual hybrid bonds	[1]	(9)	0	(5)
Transactions involving non-controlling interests, net of tax	[1]	(65)	216	363
Equity outstanding, end of period	[1]	53,052	59,246	70,283
Non-controlling interests, hybrid bonds [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	16,649	13,566	13,390
Profit (loss) for the year	[1]	799	641	586
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	799	641	586
Share of equity-accounted entities’ changes in equity, net of tax				0
Issue of perpetual hybrid bonds	[1]	500	4,352	176
Redemption of perpetual hybrid bonds, net of tax	[1]	(1,200)	(1,300)
Payments on issue of perpetual hybrid bonds	[1]	(793)	(610)	(586)
Transactions involving non-controlling interests, net of tax				0
Equity outstanding, end of period	[1]	15,955	16,649	13,566
Non-controlling interests, other interest [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	2,423	1,644	2,047
Profit (loss) for the year	[1]	441	207	55
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		115	(87)	26
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	556	120	81
Dividends	[1],[2]	(524)	(375)	(403)
Transactions involving non-controlling interests, net of tax	[1]	2,538	1,034	(81)
Equity outstanding, end of period	[1]	$ 4,993	$ 2,423	$ 1,644

[1]	See Note 32 for further information.
[2]	See Note 10 for further information.